Net interest income - Geographical areas and product group (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net interest income
Interest income	kr 19,315	kr 19,438	kr 6,729
Lending to Swedish exporters
Net interest income
Interest income	7,795	7,352	2,714
Lending to exporters' customers
Net interest income
Interest income	3,570	3,679	1,782
Remuneration from the CIRR-system	240	260
Liquidity
Net interest income
Interest income	7,950	8,407	2,233
Sweden
Net interest income
Interest income	8,014	7,256	1,907
Europe except Sweden
Net interest income
Interest income	6,141	6,866	1,071
Countries outside of Europe
Net interest income
Interest income	kr 5,160	kr 5,316	kr 3,751